4. STOCKHOLDER’S DEFICIT (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders Equity Details Narrative
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000	1,000,000	1,000,000
Common stock, issued	138,315	49,563	669
Common stock, outstanding	138,315	49,563	669
Series C convertible preferred stock, par value		$ 0.001
Series C convertible preferred stock, authorized		9.0
Series C convertible preferred stock, issued		.9
Series C convertible preferred stock, outstanding		.9
Series C convertible preferred stock, liquidation preference		$ 970	$ 1,643
Series C1 convertible preferred stock, par value		$ 0.001	$ 0.001
Series C1 convertible preferred stock, authorized		20.3	20.3
Series C1 convertible preferred stock, issued		4.3	4.3
Series C1 convertible preferred stock, outstanding		4.3	4.3
Series C1 convertible preferred stock, liquidation preference		$ 4,312	$ 4,312